Fees Summary	Sep. 05, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 399,396,000.00
Previously Paid Amount	0.00
Total Fee Amount	61,147.53
Total Offset Amount	0.00
Net Fee	61,147.53
Narrative - Max Aggregate Offering Price	$ 399,396,000.00
Narrative - Max Aggregate Offering Amount | shares	400,000,000
Final Prospectus	true